Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")
For the years ended December 31, 2025, 2024 and 2023, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Basic EPS
Net income attributable to parent company as reported	166	1,557	4,211
Weighted average number of shares outstanding	893,291,706	901,210,072	903,513,952
Basic EPS	0.19	1.73	4.66
Diluted EPS
Net income attributable to parent company as reported	166	1,557	4,211
add-back interest expense, net of income tax effect	1	1	1
Net income attributable to parent company as adjusted	167	1,558	4,212
Weighted average shares outstanding	893,291,706	901,210,072	903,513,952
Dilutive effect of stock awards	2,953,779	4,310,211	6,858,815
Dilutive effect of convertible bonds	26,806,182	33,825,000	33,825,000
Number of shares used in calculating diluted EPS	923,051,667	939,345,283	944,197,767
Diluted EPS	0.18	1.66	4.46